Summary of Significant Accounting Policies -10Q - Equity Method Investments (Details) - Battery Materials Company - USD ($) $ in Millions	Jun. 30, 2023	Feb. 28, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investment		$ 0.3
Ownership percentage	8.00%	10.00%